SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Activity
			Weighted - average
	Number of		remaining
	options(in	Weighted - average	contractual term	Aggregate
	thousands)	exercise price	(in years)	intrinsic value

Outstanding at January 1, 2014	1,013,492	4.34	3.64	$1,813
Granted	282,000	5.85
Exercised	(493,993)	3.44
Expired & forfeited	(35,374)	6.41

Outstanding at December 31, 2014	766,125	5.38	3.55	$5,221

Vested and expected to vest at December 31, 2014	766,125	5.38	3.55	$5,221

Exercisable at December 31, 2014	588,525	5.33	3.21	$4,050

Stock Options Under the Plans by Exercise Price
	Options outstanding at December 31, 2014			Options exercisable at December 31, 2014
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

0.7 - 1.95	58,150	1.83	1.98	58,150	1.83	1.98
2.56 - 4.86	345,700	3.50	3.82	305,700	3.55	3.69
5.0 - 8.60	257,125	6.07	4.12	119,875	5.90	3.57
10.80 - 13.16	105,150	11.81	2.10	104,800	11.80	2.10

	766,125			588,525

Departmental Allocation of Share-based Compensation Charge
	Year ended December 31,
	2014	2013	2012

Cost of sales	$12	$7	$14
Research and development	178	117	205
Selling and marketing	146	82	167
General and administrative	243	293	286

	$579	$499	$672

Outstanding Warrants and Rights
Issuance date	Outstanding and exercisable	Exercise price	Exercisable through
April 24, 2013	333,906	3.49	April 23, 2016